Document and Entity Information	Aug. 11, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001373715
Document Type	8-K
Document Period End Date	Aug. 11, 2020
Entity Registrant Name	SERVICENOW, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35580
Entity Tax Identification Number	20-2056195
Entity Address, Address Line One	2225 Lawson Lane
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	501-8550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	NOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false